FINANCIAL INCOME (EXPENSES)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
FINANCIAL INCOME (EXPENSES)
6.	FINANCIAL INCOME (EXPENSES)

	06/30/2018	06/30/2017
Financial income
Exchange differences on translating foreign short-term investments (trading)	14,035	7,830
Interest on other assets	697,368	497,322
Other income	472,309	450,070

Total	1,183,712	955,222

Financial expenses and other charges
a) Borrowing and financing costs
Inflation and exchange losses on third-party borrowings	(883,299)	—
Interest on borrowings payable to third parties	(280,828)	—
Subtotal:	(1,164,127)	—
b) Other charges
Loss on available for sale financial assets	519,894	(721,373)
Interest on other liabilities	(379,213)	(1,094,679)
Tax on transactions and bank fees	(333,361)	(260,278)
Inflation adjustment to provisions for contingencies	34,124	38,034
Interest on taxes in installments—tax financing program	(12,476)	(6,229)
Other expenses	(296,508)	(263,986)

Subtotal:	(467,540)	(2,308,511)

Total	(1,631,667)	(2,308,511)

Financial expenses, net	(447,955)	(1,353,289)

6.       FINANCIAL INCOME (EXPENSES)

	2017	2016	2015 Restated
Financial income
Exchange differences on translating foreign short-term investments (trading)		(135,226)	3,349,783
Interest on other assets	1,049,923	615,085	740,417
Income from short-term investments		112,394	235,042
Interest on related parties loans			29,057
Other income (i)	500,260	578,452	1,010,235

Total	1,550,183	1,170,705	5,364,534

Financial expenses and other charges
a) Borrowing and financing costs (ii)
Inflation and exchange losses on third-party borrowings		4,580,177	(10,908,438)
Interest on borrowings payable to third parties		(2,177,976)	(4,050,438)
Derivatives		(5,147,958)	5,797,102

Subtotal:		(2,745,757)	(9,161,774)

b) Other charges
Loss on available for sale financial assets (i)	(267,008)	(1,090,295)	(447,737)
Interest on other liabilities	(1,641,278)	(598,301)	(833,276)
Tax on transactions and bank fees	(512,003)	(679,294)	(712,799)
Inflation adjustment to provisions for contingencies	(264,511)	(238,428)	(362,778)
Interest on taxes in installments—tax financing program	(27,294)	(19,869)	(93,784)
Other expenses (iii)	(450,147)	(174,070)	(476,875)

Subtotal:	(3,162,241)	(2,800,257)	(2,927,249)

Total	(3,162,241)	(5,546,014)	(12,089,023)

Financial expenses, net	(1,612,058)	(4,375,309)	(6,724,489)

(i)

In 2017, refers to the loss of R$129 million / US$39 million (R$789 million / US$242 million in 2016 and R$732 million / US$ 188 million in 2015) resulting from the revision of the recoverable amount of dividends receivable from Unitel and the fair value of the cash investment in Unitel and exchange losses related to the depreciation of the Kwanza against the US dollar and the Brazilian real.

(ii)

Contractual interest and foreign currency fluctuation that would have accrued absent the judicial reorganization R$3,340 million in 2017 and R$1,682 million in 2016 and R$2,593 million in 2017 and R$2,920 million in 2016, respectively.

(iii)	Represented mainly by financial fees and commissions.